Other Liabilities - Non-current - Summary of Other Non-current Liabilities (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)
Miscellaneous non-current liabilities [abstract]
Employee benefit obligations	₨ 61,101.2	$ 883.5	₨ 41,007.6
Contract liabilities	46,730.9	675.7	41,116.2
Others	2,455.1	35.6	2,025.5
Total	₨ 110,287.2	$ 1,594.8	₨ 84,149.3